Note 4 - Leases	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of leases [text block]
4.	LEASES

For the period ending December 31, 2023, interest expense on our lease obligation was $1,427 (2022 - $8,097). The lease term matured on December 31, 2023. The below tables show the continuity of lease obligation and the reconciliation between the undiscounted and discounted balances:

Lease obligation, March 31, 2022	$96,340
Interest expense	9,673
Payments made	(71,627)
Lease obligation, March 31, 2023	34,386
Interest expense	1,427
Payments made	(35,813)
Lease obligation, December 31, 2023	-
Current portion	-
Non-current portion	$-

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023

4.	LEASES (cont’d...)

The weighted average incremental borrowing rate applied to the lease liabilities on April 1, 2019 was 15%.

During the period ended December 31, 2023, the Company recognized a gain on sublease of $2,962 (2022 - $4,295).

For the period ended December 31, 2023, finance income of the net investment in sublease was $1,314 (2022 - $7,432). The sublease term matured on December 31, 2023. The below table shows the continuity of net investment in sublease and the reconciliation between the undiscounted and discounted balances:

Net investment in sublease, March 31, 2022	$88,360
Finance income	8,879
Payments received	(65,702)
Net investment in sublease, March 31, 2023	31,537
Finance income	1,314
Payments received	(32,851)
Net investment in sublease, December 31, 2023	-
Current portion	-
Non-current portion	$-

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023